ACQUISITIONS (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Jun. 29, 2018	Dec. 31, 2018	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2018	Jul. 14, 2017
STOCKHOLDERS EQUITY
Estimated value of earn out payments	$ 3,377,000		$ 3,500,000	$ 3,377,000	$ 3,000,000	$ 4,000,000
Estimated value of earn-out consideration	$ 4,194,000			4,194,000
Discount rate	17.00%
Acquisation purchase price, shares	25,000,000						2,046,667
Mission earnings		$ 2,500,000
Mission payment by company		$ 4,000,000
Acquisation purchase price, cash	$ 3,333,334						$ 5,000,000
Cash paid at Closing	11,000,000			$ 11,000,000
Earn-out consideration	10,000,000					$ 7,571,000
Contigency consideration	$ 4,000,000
Fair value of shares acquired, shares	3,333,334
Fair value of acquired shares	$ 12,500,000
Common stock price per share, closing date	$ 3.75